Derivative Liability (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Warrants issued
Derivative liability		$ 127,451
Gain/loss on fair value of derivatives	$ 127,451	$ (100,824)
Convertible debentures issued
Derivative liability	237,061
Gain/loss on fair value of derivatives	$ (172,657)